Reverse Recapitalizations - Schedule of Ordinary Share Capital Issuance (Details)	6 Months Ended
Jun. 30, 2026 shares
Business Combination, Separately Recognized Transaction [Line Items]
Business combination capital issuance of shares	131,780,209
CSIL Shareholders [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Business combination capital issuance of shares	119,522,880
PIPE investor [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Business combination capital issuance of shares	6,564,647
Non-redeeming Vine Hill public shareholders [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Business combination capital issuance of shares	1,292,681
Shares issued to Vine Hill Capital Sponsor I LLC [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Business combination capital issuance of shares	4,400,001